EVENTS SINCE THE BALANCE SHEET DATE	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [text block] [Abstract]
Disclosure of events after reporting period [text block]

50   EVENTS SINCE THE BALANCE SHEET DATE

Since the balance sheet date there has been a global pandemic from the outbreak of Coronavirus which is causing widespread disruption to financial markets and normal patterns of business activity across world, including the UK. The Directors assess this event to be a non-adjusting post balance sheet event. In view of its currently evolving nature, the Directors are unable to estimate its financial and other effects.